Note 9 - Other Comprehensive (Loss) Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
Three months ended:	6/30/2015	6/30/2014
	( In thousands)
Net change in unrealized holding gains (losses) on available-for-sale securities	$(857)	$1,080
Reclassification adjustment for realized gains in net income (1)	(26)	(103)
Other comprehensive (loss) income before income tax effect	(883)	977
Income tax benefit (expense)	299	(332)
Other comprehensive (loss) income, net of tax	$(584)	$645
Six months ended :	6/30/2015	6/30/2014
	(In thousands)
Net unrealized holding gains (losses) on available-for-sale securities	$(289)	$2,234
Reclassification adjustment for realized gains in net income (1)	(69)	(103)
Other comprehensive (loss) income before income tax effect	(358)	2,131
Income tax benefit (expense)	122	(725)
Other comprehensive (loss) income, net of tax	$(236)	$1,406

	2014	2013
	(In Thousands)
Net unrealized holding gain (loss) on available-for-sale securities	$2,684	$(4,108)
Reclassification adjustment for realized gains in net income (1)	(142)	(109)
Other comprehensive income (loss) before income tax effect	2,542	(4,217)
Income tax (expense) benefit	(865)	1,434
Other comprehensive income (loss), net of tax	$1,677	$(2,783)